Capital Stock - Additional Information (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2021 ARS ($) shares
Disclosure of Capital Stock [line items]
Expenses related to the capital increase | $	$ 19,847
Tarjetas Regionales SA [Member]
Disclosure of Capital Stock [line items]
Number of shares issued | shares	47,927,494